Precious Metals Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.04%)	8.69%		7.87%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	3.62%		5.90%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	1.64%		4.16%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.76%	1.91%		3.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.63%	3.38%		6.16%